CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		3,000,000			44,978
Balance, amount at Dec. 31, 2019	$ (8,071,499)	$ 3,000	$ 0	$ 0	$ 45	$ 17,490,462	$ (25,565,006)
Common stock issued for related party management and patent liabilities, shares					128,630
Common stock issued for related party management and patent liabilities, amount	160,000	0	0	0	$ 129	159,871	0
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					1,363,463
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,366,705	0	0	0	$ 1,363	1,365,342	0
Beneficial conversion feature issued with Allogenics patent liability	101,351	0	0	0	0	101,351	0
Stock-based compensation	170,323	0	0	0	0	170,323	0
Relief of derivative liabilities	2,795,340	0	0	0	$ 0	2,795,340	0
Differences in shares from reverse stock split, shares					3
Differences in shares from reverse stock split, amount	0	0	0	0	$ 0	0	0
Net loss	(36,325,230)	$ 0	0	0	$ 0	0	(36,325,230)
Balance, shares at Dec. 31, 2020		3,000,000			1,537,074
Balance, amount at Dec. 31, 2020	(39,803,010)	$ 3,000	0	0	$ 1,537	22,082,689	(61,890,236)
Common stock issued for related party management and patent liabilities, shares					89,286
Common stock issued for related party management and patent liabilities, amount	50,000	0	0	0	$ 89	49,911	0
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares					789,727
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, amount	1,383,332	0	0	0	$ 790	1,382,542	0
Beneficial conversion feature issued with Allogenics patent liability	0
Stock-based compensation	595,380	0	0	0	0	595,380	0
Relief of derivative liabilities	12,364,084	0	0	0	$ 0	12,364,084	0
Differences in shares from reverse stock split, shares					5,621
Differences in shares from reverse stock split, amount	0	0	$ 0	$ 0	$ 6	(6)	0
Net loss	19,211,768
Proceeds from sales of preferred stock, shares			350	150	4,286
Proceeds from sales of preferred stock, amount	462,000	0	$ 321,000	$ 141,000	$ 4	4	0
Proceeds from sales of common stock, net of issuance costs, shares					3,875,000
Proceeds from sales of common stock, net of issuance costs, amount	14,758,488	0	0	0	$ 3,875	14,754,613	0
Offering costs	(105,180)	0	0	0	0	(105,180)	0
Dividends on preferred stock	(27,725)	0	0	0	$ 0	(27,725)	0
Cashless exercise of warrants, shares					37,870
Cashless exercise of warrants, amount	0	0	0	0	$ 38	(38)	0
Warrants issued with notes payable	2,097,629	$ 0	$ 0	$ 0	0	2,097,629	0
Preferred stock redemption, shares		(3,000,000)	(350)	(150)
Preferred stock redemption, amount	(769,026)	$ (3,000)	$ (321,000)	$ (141,000)	0	(304,026)	0
Deemed dividend due to revaluation of warrants related to ratchet provision adjustment	0	0	0	0	0	989,346	(989,346)
Net income	19,211,768	0	0	0	$ 0	0	19,211,768
Balance, shares at Dec. 31, 2021					6,338,864
Balance, amount at Dec. 31, 2021	$ 10,217,740	$ 0	$ 0	$ 0	$ 6,339	$ 53,879,215	$ (43,667,814)